COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

COHEN & STEERS REALTY SHARES, INC.

COHEN & STEERS VIF REALTY FUND, INC.

SUPPLEMENT DATED OCTOBER 17, 2007

TO THE PROSPECTUS DATED MAY 1, 2007

The information below supplements the information in “Management of the Fund – Portfolio Managers”:

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Jon Cheigh – Mr. Cheigh is a vice president of the Fund. He joined the Advisor in 2005 and currently serves as Senior Vice President of the Advisor and CNS. Prior to joining the Advisor, Mr. Cheigh was a vice president and senior research analyst for Security Capital.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

COHEN & STEERS REALTY SHARES, INC.

COHEN & STEERS VIF REALTY FUND, INC.

SUPPLEMENT DATED OCTOBER 17, 2007

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2007

The information below supplements the information in “Portfolio Management – Accounts Managed”:

Jon Cheigh*

	Number of Accounts	Total Assets
Registered Investment Companies	5	$5,040,232,000
Other Pooled Investment Vehicles	3	$515,091,000
Other Accounts	15	$2,469,965,000

*	as of June 30, 2007

The information below supplements the information in “Portfolio Management – Share Ownership”:

For Cohen & Steers Institutional Realty Shares, Inc.

Jon Cheigh	None

For Cohen & Steers Realty Shares, Inc.

Jon Cheigh	$10,000 - $50,000

For Cohen & Steers VIF Realty Fund, Inc.

Jon Cheigh	None